INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 351	$ 351
Operating loss carryforwards, limitations on use	expire between the years 2036 and 2037, and the remainder has no expiration date
Corporate Tax Rate [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 12,096	$ 11,157
Statutory Rate [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	21.00%